Significant Accounting Policies (Details 2)	12 Months Ended
Jan. 31, 2020
License [Member]
Statement [Line Items]
Intangible assets estimated useful lives	5 years
Unpatented technology [Member]
Statement [Line Items]
Intangible assets estimated useful lives	10 years
Patents [Member]
Statement [Line Items]
Intangible assets estimated useful lives	10 years